Subsequent Events (10Q) (Details Narrative) - USD ($)	Apr. 17, 2015	Apr. 09, 2015	Apr. 02, 2015	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Common stock, par value				$ 0.001	$ .001	$ 0.001
Subsequent Event [Member]
Percentage of receive insurance reimbursements from patient			75.00%
Proceeds from accredited investors		$ 270,080
Aggregate value of convertible other outstanding notes, accrued interest, future cash consulting fees		$ 123,980
Common stock, par value		$ 0.001
Price per share		$ 0.35
Warrants issued for exercisable to purchase common stock		834,857
Convertible notes		$ 1,200,000
Subsequent Event [Member] | Akash Bajaj [Member]
Payment to be paid per hour end of each month	$ 225
Term of non-statutory option to purchase	5 years
Option to purchase common shares	100,000
Share price	$ .35
Subsequent Event [Member] | Akash Bajaj [Member] | 12 Month [Member]
Stock option vest per month	8,333